PGIM Corporate Bond Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.9%
Commercial Mortgage-Backed Securities 4.7%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$219,719
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	200	219,696
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	264,994
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	290	308,176
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	194	200,799
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	100	103,581
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	106,627
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	200	209,261
Series 2016-C31, Class A4	2.840	11/15/49	300	310,109

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	212,833

Total Commercial Mortgage-Backed Securities (cost $2,033,202)				2,155,795
Corporate Bonds 91.6%
Aerospace & Defense 1.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	350	350,849
Sr. Unsec’d. Notes	3.200	03/01/29	30	31,083
Sr. Unsec’d. Notes	5.805	05/01/50	80	109,658
Sr. Unsec’d. Notes	5.930	05/01/60	100	140,645
				632,235
Agriculture 1.2%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	150	140,020
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	50	53,585
Gtd. Notes	4.700	04/02/27	200	222,664

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668%	03/25/26	150	$148,277
				564,546
Airlines 0.9%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.500	10/20/25	55	58,804
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	230	265,352
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	41,417
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	25,781
				391,354
Auto Manufacturers 3.0%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.450	03/02/26	150	149,304
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.979	08/03/22	200	201,770
Sr. Unsec’d. Notes	3.350	11/01/22	265	268,919
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	135	172,313
Sr. Unsec’d. Notes	6.125	10/01/25	200	231,830

General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	150	160,509
Stellantis Finance US, Inc., Gtd. Notes, 144A	2.691	09/15/31	205	201,826
				1,386,471
Auto Parts & Equipment 0.7%
BorgWarner, Inc., Sr. Unsec’d. Notes, 144A	5.000	10/01/25	200	225,913
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22	100	101,752
				327,665

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 20.9%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.800%	02/23/28	200	$218,656
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	45	44,048
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	75	75,165
Sr. Unsec’d. Notes	2.972(ff)	07/21/52	35	35,349
Sr. Unsec’d. Notes	3.311(ff)	04/22/42	140	148,062
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	305	291,427
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	75	74,128
Sr. Unsec’d. Notes, MTN	2.676(ff)	06/19/41	250	240,709
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	190	207,109
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	55	66,341
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	269,595

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.610(ff)	02/15/23	120	121,380
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	200	207,724
BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.375	01/14/25	250	256,238
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	25	25,471
Sr. Unsec’d. Notes	2.520(ff)	11/03/32	50	49,816
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	55	55,151
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	343,927
Sub. Notes	4.300	11/20/26	300	332,806
Sub. Notes	4.600	03/09/26	300	334,575

Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	255	248,816
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	250	242,316
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000(ff)	01/12/23	200	201,576
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	1.447(ff)	04/01/25	160	160,032
Sr. Unsec’d. Notes	2.222(ff)	09/18/24	150	152,900
Sr. Unsec’d. Notes	3.950	02/27/23	100	103,881
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	290	285,428
Sr. Unsec’d. Notes	1.948(ff)	10/21/27	145	145,264
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	21,902

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.223%(ff)	05/01/29	80	$89,610
Sub. Notes	5.150	05/22/45	150	198,207

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.589(ff)	05/24/27	200	196,335
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.599(c)	01/30/22(oo)	98	98,352
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	287,289
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	151,737
Sr. Unsec’d. Notes	2.525(ff)	11/19/41	110	104,576
Sr. Unsec’d. Notes	3.328(ff)	04/22/52	105	113,319
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	100	108,888
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	108,085
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	75	88,258
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	398,964
Sub. Notes	2.956(ff)	05/13/31	10	10,330
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	515	502,800
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	285	326,052
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	235	269,297
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	400	391,953
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	200	206,104

UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.125	09/24/25	200	218,650
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	340	345,381
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	414,672
				9,588,651
Beverages 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	240	306,101
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550	01/23/49	110	154,184
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	2.750	07/15/26	100	103,576

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Constellation Brands, Inc.,
Gtd. Notes	5.250%	11/15/48	50	$67,009
Sr. Unsec’d. Notes	2.875	05/01/30	80	82,708
				713,578
Biotechnology 0.1%
Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800	09/15/50	55	51,891
Building Materials 1.2%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	54	73,566
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	15	14,977
Sr. Unsec’d. Notes	4.250	12/15/47	50	59,532
Masco Corp.,
Sr. Unsec’d. Notes	2.000	10/01/30	70	67,248
Sr. Unsec’d. Notes	2.000	02/15/31	195	187,397

Owens Corning, Sr. Unsec’d. Notes	4.300	07/15/47	100	117,137
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	40	43,585
				563,442
Chemicals 2.1%
Celanese US Holdings LLC, Gtd. Notes	1.400	08/05/26	120	117,891
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.600	11/15/50	130	141,595
Sr. Unsec’d. Notes	5.550	11/30/48	50	70,424

Huntsman International LLC, Sr. Unsec’d. Notes	2.950	06/15/31	75	76,541
LYB International Finance III LLC,
Gtd. Notes	1.250	10/01/25	75	74,260
Gtd. Notes	3.375	10/01/40	100	103,561
Gtd. Notes	3.625	04/01/51	65	69,205

Mosaic Co. (The), Sr. Unsec’d. Notes	3.250	11/15/22	200	204,912

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Westlake Chemical Corp.,
Sr. Unsec’d. Notes	2.875%	08/15/41	15	$14,454
Sr. Unsec’d. Notes	3.125	08/15/51	35	33,803
Sr. Unsec’d. Notes	3.375	08/15/61	30	28,979

Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	4.750	06/01/28	40	45,839
				981,464
Commercial Services 2.1%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	73,301
Equifax, Inc., Sr. Unsec’d. Notes	2.350	09/15/31	110	107,884
IHS Markit Ltd., Gtd. Notes, 144A	4.750	02/15/25	300	328,921
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	126,540
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	160	188,131
Verisk Analytics, Inc., Sr. Unsec’d. Notes	3.625	05/15/50	125	136,818
				961,595
Computers 1.2%
Fortinet, Inc., Sr. Unsec’d. Notes	2.200	03/15/31	175	172,990
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24	200	211,737
HP, Inc., Sr. Unsec’d. Notes, 144A	1.450	06/17/26	110	108,503
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	35	33,714
Gtd. Notes	4.375	05/15/30	30	33,677
				560,621

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 1.4%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875%	05/01/24	40	$43,194
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.300	05/13/31	140	141,351
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418	11/15/35	80	97,412
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	170	166,848
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.172	07/14/28	200	195,888
				644,693
Electric 8.1%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.450	05/15/51	115	121,956
Arizona Public Service Co., Sr. Unsec’d. Notes	3.350	05/15/50	75	79,412
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series AD	2.900	07/01/50	25	25,882
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	128,269
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	150	188,179
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	85,715
Duke Energy Carolinas LLC, First Mortgage	3.450	04/15/51	90	99,688
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	200	214,600
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	105,431
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	150	150,455
Liberty Utilities Finance GP1 (Canada), Gtd. Notes, 144A	2.050	09/15/30	230	220,568
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	24,019

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250%	03/15/42	140	$165,617
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.250	06/01/30	22	21,990
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	35,349
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	300	299,691
First Mortgage	4.000	12/01/46	100	99,290

PPL Electric Utilities Corp., First Mortgage	4.750	07/15/43	100	129,367
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000	10/30/31	190	259,087
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	84,604
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	53	49,633
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	425,144
Puget Sound Energy, Inc., First Mortgage	2.893	09/15/51	20	20,136
RGS AEGCO Funding Corp., Sec’d. Notes, Series F	9.820	12/07/22	7	7,014
Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27	135	144,193
San Diego Gas & Electric Co., First Mortgage	4.300	04/01/42	75	87,374
Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	252,425
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	150	156,329
Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	46,841
				3,728,258
Electronics 0.3%
Amphenol Corp., Sr. Unsec’d. Notes	2.200	09/15/31	135	132,809

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction 0.4%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500%	07/31/47	200	$203,157
Environmental Control 0.4%
Waste Connections, Inc., Sr. Unsec’d. Notes	2.200	01/15/32	185	181,753
Foods 1.6%
J M Smucker Co. (The), Sr. Unsec’d. Notes	2.750	09/15/41	100	96,958
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	42	43,812
Gtd. Notes	5.000	07/15/35	50	61,488

Kroger Co. (The), Sr. Unsec’d. Notes	5.150	08/01/43	60	78,259
Mars, Inc.,
Gtd. Notes, 144A	3.600	04/01/34	25	27,934
Sr. Unsec’d. Notes, 144A	1.625	07/16/32	80	75,440

Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.625	09/13/31	205	198,039
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.100	09/28/48	100	135,556
				717,486
Healthcare-Products 0.1%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.800	10/15/41	50	50,331
Healthcare-Services 2.4%
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	30,020
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	122,935
HCA, Inc.,
Sr. Sec’d. Notes	5.000	03/15/24	100	108,804
Sr. Sec’d. Notes	5.250	06/15/49	100	129,220
Sr. Sec’d. Notes	5.500	06/15/47	25	32,983

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Mayo Clinic, Unsec’d. Notes	3.774%	11/15/43	85	$100,585
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	35	36,774
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	55	53,898
Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	100	104,531
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	172,044
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.900	05/15/50	130	133,022
Sr. Unsec’d. Notes	3.050	05/15/41	80	83,457
				1,108,273
Housewares 0.2%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	105,643
Insurance 2.2%
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	150	187,927
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	100	132,609
CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29	80	88,714
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	110	117,214
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.900	09/15/51	35	34,690
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	250	288,320
Markel Corp., Sr. Unsec’d. Notes	3.450	05/07/52	140	147,780
				997,254

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.1%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.800%	12/15/24	20	$20,917
Sr. Unsec’d. Notes	3.250	01/15/31	25	26,552
				47,469
Lodging 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	100	113,357
Machinery-Diversified 0.1%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	55	54,000
Media 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.500	06/01/41	15	14,717
Sr. Sec’d. Notes	3.700	04/01/51	170	166,635
Sr. Sec’d. Notes	3.900	06/01/52	20	20,210
Sr. Sec’d. Notes	6.384	10/23/35	180	233,844

Comcast Corp., Gtd. Notes	4.150	10/15/28	15	17,110
Cox Communications, Inc., Gtd. Notes, 144A	2.950	10/01/50	135	129,054
Discovery Communications LLC,
Gtd. Notes	3.950	06/15/25	28	30,249
Gtd. Notes	4.000	09/15/55	118	125,290
Gtd. Notes	4.650	05/15/50	75	88,212

ViacomCBS, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	150	188,512
				1,013,833
Mining 1.7%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	112,875
Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	300	329,488

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Newmont Corp., Gtd. Notes	2.800%	10/01/29	200	$206,004
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.400	02/01/43	100	123,697
				772,064
Miscellaneous Manufacturing 1.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	230	221,861
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	100	112,791
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	65	74,019
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	75	74,683
Sr. Unsec’d. Notes	4.000	03/15/26	45	49,281
				532,635
Office/Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	4.375	03/15/23	20	20,652
Oil & Gas 3.9%
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	100	133,844
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	10	9,762
Sr. Unsec’d. Notes	4.250	04/15/27	200	219,670
Sr. Unsec’d. Notes	5.250	06/15/37	125	150,275
Sr. Unsec’d. Notes	5.400	06/15/47	15	18,800

ConocoPhillips, Gtd. Notes, 144A	2.400	02/15/31	60	60,569
ConocoPhillips Co., Gtd. Notes	4.300	11/15/44	55	66,772
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	66,796
Diamondback Energy, Inc.,
Gtd. Notes	2.875	12/01/24	150	156,214

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc., (cont’d.)
Gtd. Notes	3.125%	03/24/31	60	$61,894

Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	80	81,902
Helmerich & Payne, Inc., Sr. Unsec’d. Notes, 144A	2.900	09/29/31	90	89,584
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	90	98,186
Ovintiv Exploration, Inc., Gtd. Notes	5.625	07/01/24	200	220,085
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.600	01/03/31	65	68,096
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	100	98,410
Gtd. Notes	6.350	02/12/48	60	51,112
Gtd. Notes, MTN	6.750	09/21/47	80	70,423

Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	03/04/51	50	54,589
				1,776,983
Packaging & Containers 1.4%
Amcor Flexibles North America, Inc., Gtd. Notes	2.690	05/25/31	195	198,046
Berry Global, Inc.,
Sr. Sec’d. Notes	0.950	02/15/24	90	89,515
Sr. Sec’d. Notes	1.570	01/15/26	130	128,660

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	75	74,242
Sealed Air Corp., Sr. Sec’d. Notes, 144A	1.573	10/15/26	85	83,585
Sonoco Products Co., Sr. Unsec’d. Notes	3.125	05/01/30	70	73,803
				647,851
Pharmaceuticals 3.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	95	108,919
Sr. Unsec’d. Notes	4.250	11/21/49	150	180,711

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.400%	11/06/42	130	$155,918

Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	2.250	05/28/31	25	25,318
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.625	05/15/44	200	257,049
Cigna Corp.,
Gtd. Notes	4.900	12/15/48	150	194,520
Sr. Unsec’d. Notes	2.375	03/15/31	25	25,052
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	200	190,348
Sr. Unsec’d. Notes	1.875	02/28/31	75	71,795
Sr. Unsec’d. Notes	2.700	08/21/40	55	52,741
Sr. Unsec’d. Notes	4.780	03/25/38	100	122,476
Sr. Unsec’d. Notes	5.125	07/20/45	100	131,176

Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	49,774
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	140	152,296
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	25	26,774
Gtd. Notes	4.000	06/22/50	35	37,916
				1,782,783
Pipelines 6.4%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	100	104,048
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	90	96,481
Energy Transfer LP,
Sr. Unsec’d. Notes	5.000	05/15/50	45	52,683
Sr. Unsec’d. Notes	5.400	10/01/47	150	180,764
Sr. Unsec’d. Notes	6.250	04/15/49	15	19,957
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	15	18,336
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	70	86,389
Gtd. Notes	4.850	03/15/44	100	121,128

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.300	10/01/31	100	97,862

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Kinder Morgan, Inc., Gtd. Notes	3.600%	02/15/51	50	$50,827
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30	60	63,545
Sr. Unsec’d. Notes	4.200	10/03/47	80	89,158
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625	04/01/22	90	90,897
Gtd. Notes, 144A	3.900	04/01/24	75	78,246
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	95	94,546
Sr. Unsec’d. Notes	3.500	12/01/22	35	35,959
Sr. Unsec’d. Notes	4.000	03/15/28	45	49,501
Sr. Unsec’d. Notes	4.500	07/15/23	110	115,689
Sr. Unsec’d. Notes	5.200	12/01/47	75	91,661

Northern Natural Gas Co., Sr. Unsec’d. Notes, 144A	3.400	10/16/51	25	26,148
ONEOK, Inc.,
Gtd. Notes	2.200	09/15/25	150	152,588
Gtd. Notes	3.100	03/15/30	45	46,425
Gtd. Notes	4.350	03/15/29	2	2,226
Gtd. Notes	4.500	03/15/50	30	34,072
Gtd. Notes	4.950	07/13/47	150	177,975

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650	06/01/22	300	302,923
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.950	05/15/50	80	91,049
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.000	07/01/22	300	303,128
Sr. Unsec’d. Notes	6.500	02/01/50	10	11,970
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.300	03/04/24	200	213,800
Sr. Unsec’d. Notes	5.100	09/15/45	30	37,647
				2,937,628
Real Estate 0.5%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	224,735

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 5.7%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes	2.050%	01/15/32	200	$196,151
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	79,525
Sr. Unsec’d. Notes	4.050	07/01/30	15	16,561
Sr. Unsec’d. Notes	4.125	06/15/26	200	219,494

Broadstone Net Lease LLC, Gtd. Notes	2.600	09/15/31	160	157,254
Duke Realty LP, Sr. Unsec’d. Notes	1.750	02/01/31	100	95,058
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	100	104,845
Gtd. Notes	4.000	01/15/31	170	180,957
Gtd. Notes	5.375	11/01/23	60	64,432

Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.625	11/15/31	115	112,947
Realty Income Corp., Sr. Unsec’d. Notes	1.800	03/15/33	55	51,803
Simon Property Group LP, Sr. Unsec’d. Notes	1.375	01/15/27	300	294,649
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	321,652
Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	85	84,369
Ventas Realty LP, Gtd. Notes	3.500	02/01/25	295	313,270
Welltower, Inc.,
Sr. Unsec’d. Notes	2.750	01/15/31	50	51,334
Sr. Unsec’d. Notes	2.800	06/01/31	185	189,786

WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	65	61,922
				2,596,009
Retail 3.3%
Alimentation Couche-Tard, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.800	01/25/50	100	108,561
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30	165	191,733

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
AutoZone, Inc., Sr. Unsec’d. Notes	1.650%	01/15/31	220	$207,724
Best Buy Co., Inc., Sr. Unsec’d. Notes	1.950	10/01/30	200	192,918
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	100	108,310
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31	150	142,958
Tractor Supply Co., Sr. Unsec’d. Notes	1.750	11/01/30	160	152,200
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.100	04/15/50	150	169,484
Walmart, Inc., Sr. Unsec’d. Notes	2.650	09/22/51	215	220,621
				1,494,509
Semiconductors 1.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	40	43,339
Broadcom, Inc.,
Gtd. Notes, 144A	2.450	02/15/31	135	130,512
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	47	46,292
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	303	312,813

Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	0.972	02/15/24	240	238,626
NXP BV/NXP Funding LLC/NXP USA, Inc. (China), Gtd. Notes, 144A	3.150	05/01/27	75	79,219
				850,801
Shipbuilding 0.2%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	106,635
Software 0.7%
Broadridge Financial Solutions, Inc., Sr. Unsec’d. Notes	2.600	05/01/31	60	60,420
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.100	03/01/41	35	35,509

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes	3.600%	04/01/50	60	$61,295
Sr. Unsec’d. Notes	3.900	05/15/35	45	48,867

Roper Technologies, Inc., Sr. Unsec’d. Notes	1.400	09/15/27	95	92,246
				298,337
Telecommunications 3.5%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.100	02/01/43	60	58,046
Sr. Unsec’d. Notes	3.500	06/01/41	270	277,967
Sr. Unsec’d. Notes	3.550	09/15/55	139	140,809
Sr. Unsec’d. Notes	3.650	09/15/59	22	22,361

Motorola Solutions, Inc., Sr. Unsec’d. Notes	2.300	11/15/30	200	195,188
NTT Finance Corp. (Japan), Gtd. Notes, 144A	1.162	04/03/26	205	201,884
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	3.000	02/15/41	90	86,587
Sr. Sec’d. Notes	3.300	02/15/51	95	93,147
Sr. Sec’d. Notes	4.500	04/15/50	15	17,729
Sr. Sec’d. Notes, 144A	3.600	11/15/60	60	60,044
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	175	165,664
Sr. Unsec’d. Notes	2.987	10/30/56	197	187,407
Sr. Unsec’d. Notes	3.550	03/22/51	55	59,254
Sr. Unsec’d. Notes	5.012	04/15/49	19	25,909
				1,591,996
Transportation 0.3%
FedEx Corp., Gtd. Notes	4.500	02/01/65	100	118,065

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200%	11/15/25	80	$78,505
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	90	89,623
				168,128
Water 0.5%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47	200	227,441

Total Corporate Bonds (cost $40,216,172)				41,969,081
Municipal Bond 0.1%
Texas
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B (cost $50,000)	3.922	12/31/49	50	56,210
Sovereign Bond 0.5%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost $250,000)	2.659	05/24/31	250	241,074

Total Long-Term Investments (cost $42,549,374)				44,422,160

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $947,859)(wa)	947,859	$947,859

TOTAL INVESTMENTS 99.0% (cost $43,497,233)		45,370,019
Other assets in excess of liabilities(z) 1.0%		463,007

Net Assets 100.0%		$45,833,026

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at October 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
15	2 Year U.S. Treasury Notes	Dec. 2021	$3,288,750	$(14,268)
4	20 Year U.S. Treasury Bonds	Dec. 2021	643,375	(4,818)
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	196,406	1,436
				(17,650)

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Futures contracts outstanding at October 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	5 Year U.S. Treasury Notes	Dec. 2021	$121,750	$1,624
5	10 Year U.S. Treasury Notes	Dec. 2021	653,516	5,228
16	10 Year U.S. Ultra Treasury Notes	Dec. 2021	2,320,500	49,229
				56,081
				$38,431
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).